Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Basic earnings per share
Net income	$ 3,509	$ 3,172
Net income attributable to non-controlling interests	(5)	(2)
Net income available to common shareholders	$ 3,439	$ 3,096
Weighted average number of common shares (in thousands)	1,427,599	1,437,074
Basic earnings per share (in dollars)	$ 2.41	$ 2.15
Diluted earnings per share
Net income available to common shareholders	$ 3,439	$ 3,096
Dilutive impact of exchangeable shares	4	4
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 3,443	$ 3,100
Weighted average number of common shares (in thousands)	1,427,599	1,437,074
Stock options	1,698	2,033
Issuable under other share-based compensation plans	750	737
Exchangeable shares	3,013	3,351
Average number of diluted common shares (in thousands)	1,433,060	1,443,195
Diluted earnings per share (in dollars)	$ 2.40	$ 2.15
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,504	$ 3,170
Preferred share dividends	$ (65)	$ (74)